Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
PGIM CORE ULTRA SHORT BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Accumulated Value	$ 10,000.00		$ 10,063.12	$ 10,182.26	$ 10,403.51	$ 10,650.61	$ 10,720.05	$ 10,733.78	$ 10,970.33	$ 11,574.12	$ 12,204.21	$ 12,748.82
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145.295072985129	10,363.288914838755	10,596.586897820698	11,618.585063692772	12,167.027855050908	11,805.993165598278	10,819.052303142516	11,046.011814188447	11,274.405832290167	12,046.58049377366
ICE US 1-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE US 1-Month Treasury Bill Index
Accumulated Value	10,000		10,023.488737312491	10,109.19623653579	10,299.877277958143	10,509.494464322814	10,542.220345478427	10,546.4430398042	10,733.033346082235	11,279.608345100343	11,862.933980805887	12,359.034586501106
Bloomberg 1-3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Month US Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,030.17218957417	$ 10,119.128127779028	$ 10,313.166519284361	$ 10,532.695208881098	$ 10,577.433283053568	$ 10,581.074754206034	$ 10,778.234406701984	$ 11,343.182645789077	$ 11,938.823284590191	$ 12,441.866514075684